INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Unused tax losses for which deferred tax asset is recognised	$ 874,360	$ 928,974
Unused tax losses for which no deferred tax asset recognised	118,725	129,300
Income tax relating to cash flow hedges of other comprehensive income	$ 123,732	6,075	$ (19,610)
Effective tax rate	15.00%
Preliminary tax provision, related to Pillar Two income taxes	$ 4,255	14,136
Provision for Income Taxes	$ 20,243	$ 14,136
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate	27.00%
Argentina
Disclosure Of Income Tax [Line Items]
Applicable tax rate	35.00%
MEXICO
Disclosure Of Income Tax [Line Items]
Applicable tax rate	30.00%
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate	21.00%